Commitments & Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments & Contingencies (Details) [Line Items]
Other lease term	12 months		12 months
Other lease payments	$ 0	$ 14,392	$ 59,051	$ 73,777
Present value of liabilities	0	132,230	519,671	472,154
Operating lease cost	0	$ 1,595,254	664,686	$ 627,132
CMI Transaction [Member]
Commitments & Contingencies (Details) [Line Items]
Assets recognized upon transaction	$ 1,411,461		$ 1,411,461